Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 3,835	$ 7,191
Accounts receivable	4,817	5,298
Inventories	2,942	3,282
Prepaid expenses	293	126
Total current assets	11,887	15,897
Non?current assets:
Property and equipment	945	955
Intangible assets	7,748	9,354
Goodwill	4,260	3,375
Other assets	109	98
Total non?current assets	13,062	13,782
Total assets	24,949	29,679
Current liabilities:
Accounts payable and accrued liabilities	10,587	7,932
Income taxes payable	90	95
Current portion of lease obligations	464	368
Acquisition payable	388	0
Holdback payable	84	0
Total current liabilities	11,613	8,395
Non?current liabilities
Lease obligations	427	506
Total non?current liabilities	427	506
Total liabilities	12,040	8,901
Equity:
Share capital	81,014	81,014
Contributed surplus	11,055	10,919
Accumulated other comprehensive loss	(5,172)	(4,264)
Deficit	(73,988)	(66,891)
Total equity	12,909	20,778
Total liabilities and equity	$ 24,949	$ 29,679